SM&R INVESTMENTS, INC.

Supplement dated December 3, 2008 to the December 31, 2007 Prospectus


Supplemental Disclosures Related to All Funds



	On page 41 of the Class T Prospectus, under the heading "PRICING OF FUND SHARES", "Share Price - Effective Date of Purchases and Redemptions", SM&R's business holidays for calendar year 2008 will include December 24th as a Christmas holiday. Therefore, SM&R's business holidays for calendar year 2008 are New Year's (January 1), Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, Friday after Thanksgiving, Christmas-December 24, 25 and 26.


	On page 46 of the Classes A and B Prospectus, under the heading "PRICING OF
FUND SHARES", "Share Price - Effective Date of Purchases and Redemptions",
SM&R's business holidays for calendar year 2008 will include December 24th as a
Christmas holiday.  Therefore, SM&R's business holidays for calendar year 2008 are New Year's (January 1), Good Friday, Memorial Day, Fourth of July, Labor
Day, Thanksgiving Day, Friday after Thanksgiving, Christmas-December 24, 25 and 26.